Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory	Components of inventory are:
	March 31, 2023	December 31, 2022
Raw materials	$61,251	$68,723
Finished goods	209,668	194,879
Total inventory	$270,919	$263,602
Components of inventory are:
	December 31, 2022	December 31, 2021
Raw materials	$68,723	$67,605
Finished goods	194,879	220,168
Total inventory	$263,602	$287,773